Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation: These financial statements consolidate the operations and accounts of AK Steel Holding Corporation (“AK Holding”), its wholly-owned subsidiary AK Steel Corporation (“AK Steel,” and together with AK Holding, the “Company”), all subsidiaries in which the Company has a controlling interest, and two variable interest entities for which the Company is the primary beneficiary.  The Company also operates European trading companies that buy and sell steel and steel products and other materials. The Company manages its operations on a consolidated, integrated basis in order to utilize the most appropriate equipment and facilities for the production of a product, regardless of product line, and concludes that it operates in a single business segment. All intercompany transactions and balances have been eliminated.

Use of Estimates
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the amounts reported.  These estimates are based on historical experience and information that is available to management about current events and actions the Company may take in the future.  Significant items subject to estimates and assumptions include the carrying value of long-lived assets, including goodwill; valuation allowances for receivables, inventories and deferred income tax assets; legal and environmental liabilities; workers compensation and asbestos liabilities; share-based compensation; investment in AFSG Holdings, Inc.; excess cost of operations; and assets and obligations related to employee benefit plans.  There can be no assurance that actual results will not differ from these estimates.

Revenue Recognition
Revenue Recognition: Revenue from sales of products is recognized at the time that title and the risks and rewards of ownership pass, which can be on the date of shipment or the date of receipt by the customer depending on when the terms of customers’ arrangements are met, the sales price is fixed or determinable, and collection is reasonably assured.

Revenue Recognition, Excise And Sales Taxes		Revenue is not recognized for sales taxes collected from customers; rather these taxes are recorded on a net basis in the Consolidated Statements of Operations.
Cost of Products Sold
Cost of Products Sold: Cost of products sold consists primarily of raw materials, energy costs, supplies consumed in the manufacturing process, manufacturing labor, contract labor and direct overhead expense necessary to manufacture the finished steel product, as well as distribution and warehousing costs.

Cost of Products Sold, Equity Method Investments
The Company’s share of the income (loss) of investments in associated companies accounted for under the equity method are included in costs of products sold since these operations are integrated with the Company’s overall steelmaking operations, except for its share of the income (loss) of Magnetation LLC that is included in other income (expense).

Share-Based Compensation
Share-Based Compensation: Compensation costs related to all stock awards granted under the Company’s Stock Incentive Plan are charged against operations during their vesting period using the straight-line method.

Legal Fees
Legal Fees: Legal fees associated with litigation and similar proceedings that are not expected to provide a benefit in future periods are generally expensed as incurred. Legal fees associated with activities that are expected to provide a benefit in future periods, such as costs associated with the issuance of debt, are generally capitalized as incurred in the Consolidated Balance Sheets.

Income Taxes
Income Taxes: The Company records interest and penalties related to uncertain tax positions as a component of income tax expense. Deferred tax assets do not include certain amounts that arise from tax deductions related to share-based compensation in excess of compensation recognized for financial reporting when net operating loss carryforwards are created.  The Company uses tax law ordering for purposes of determining when excess tax benefits have been realized.

Earnings per Share
Earnings per share are calculated using the “two-class” method. Under the “two-class” method, undistributed earnings are allocated to both common shares and participating securities. The sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders is divided by the weighted-average number of common shares outstanding during the period. The restricted stock granted by AK Holding is entitled to non-forfeitable dividends, if declared, and meets the criteria of a participating security.

Earnings per Share: Earnings per share is calculated using the “two-class” method. Under the “two-class” method, undistributed earnings are allocated to both common shares and participating securities. The sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders is divided by the weighted-average number of common shares outstanding during the period. The restricted stock granted by AK Holding is entitled to dividends prior to vesting and meets the criteria of a participating security.

Cash Equivalents		Cash Equivalents: Cash equivalents include short-term, highly-liquid investments that are readily convertible to known amounts of cash and are of an original maturity of three months or less.
Inventories
Inventories: Inventories are valued at the lower of cost or market. The cost of the majority of inventories is measured on the last-in, first-out (LIFO) method. Other inventories are measured principally at average cost and consist mostly of foreign inventories and certain raw materials.

Property, Plant and Equipment
Property, Plant and Equipment: Plant and equipment are depreciated under the straight-line method over their estimated lives.  Estimated lives are as follows: land improvements over 20 years, leaseholds over the life of the lease, buildings over 40 years and machinery and equipment over 2 to 20 years.  The estimated weighted-average life of the Company’s machinery and equipment is 19.1 years at the end of the current year.  Costs incurred to develop coal mines are capitalized. Depletion of coal reserves and mine development costs are computed using the units-of-production method utilizing only proven and probable reserves in the depletion base.

Property, Plant and Equipment, Planned Major Maintenance Activities		The Company expenses costs associated with major maintenance activities at its operating facilities in the period in which they occur.
Property, Plant and Equipment, Impairment or Disposal of Long-Lived Assets
The Company reviews the carrying value of long-lived assets to be held and used and long-lived assets to be disposed of when events and circumstances warrant such a review.  If the carrying value of a long-lived asset exceeds its fair value an impairment has occurred and a loss is recognized based on the amount by which the carrying value exceeds the fair value, less cost to dispose, for assets to be sold or abandoned.  Fair value is determined using quoted market prices, estimates based on prices of similar assets or anticipated cash flows discounted at a rate commensurate with risk.

Investments
Investments: The Company has investments in associated companies that are accounted for under the equity method.  Each of these investments is subject to a review for impairment when circumstances indicate that a loss in value below its carrying amount is other than temporary.  No impairment was recorded in 2013, 2012 or 2011.

The Company’s investment in AFSG Holdings, Inc., an indirect wholly-owned subsidiary of the Company, represents the carrying value of its discontinued insurance and finance leasing businesses, which have been largely liquidated.  The activities of the remaining operating companies are being “run off” and the companies are accounted for as a discontinued operation.  The Company is under no obligation to support the operations or liabilities of these companies.

Goodwill
Goodwill: Goodwill relates primarily to the Company’s tubular business. Goodwill is reviewed for potential impairment at least annually on October 1 each year and whenever events or circumstances make it more likely than not that impairment may have occurred.  Considering operating results and the estimated fair value of the business, the most recent annual goodwill impairment test indicated that the fair value of the Company’s reporting unit with goodwill was in excess of its carrying value. No goodwill impairment was recorded as a result of the 2013, 2012 and 2011 annual reviews.

Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits: The Company recognizes in operations, as of the measurement date, any unrecognized actuarial net gains or losses that exceed 10% of the larger of the projected benefit obligations or the plan assets, defined as the “corridor”.  Amounts inside the corridor are amortized over the plan participants’ life expectancy. The Company determines the expected return on assets using the fair value of plan assets.

Concentrations of Credit Risk
Concentrations of Credit Risk: The Company is primarily a producer of carbon, stainless and electrical steels and steel products, which are sold to a number of markets, including automotive, industrial machinery and equipment, construction, power distribution and appliances.  The following presents net sales by product line:

	2013	2012	2011
Stainless and electrical	$1,705.3	$1,898.9	$2,188.9
Carbon	3,643.4	3,789.6	4,009.5
Tubular	220.7	243.6	247.7
Other	1.0	1.6	21.9
Total	$5,570.4	$5,933.7	$6,468.0

The following sets forth the percentage of the Company’s net sales attributable to various markets:

	2013	2012	2011
Automotive	51%	45%	36%
Infrastructure and Manufacturing	20%	23%	24%
Distributors and Converters	29%	32%	40%

The Company sells domestically to customers primarily in the Midwestern and Eastern United States and to foreign customers, primarily in Canada, Mexico and Western Europe.  Net sales to customers located outside the United States totaled $708.0, $856.7 and $946.4 for 2013, 2012 and 2011, respectively. No customer accounted for more than 10% of net sales of the Company during 2013, 2012 and 2011.

Concentrations of Credit Risk, Trade Accounts Receivable
Approximately 41% and 43% of accounts receivable outstanding at December 31, 2013 and 2012, respectively, are due from businesses associated with the U.S. automotive industry.  Except in a few situations where the risk warrants it, collateral is not required on accounts receivable.  While the Company believes its recorded accounts receivable will be collected, in the event of default the Company would follow normal collection procedures. The Company maintains an allowance for doubtful accounts for the loss that would be incurred if a customer is unable to pay amounts due to the Company.  The Company determines this allowance based on various factors, including the customer’s financial condition and changes in customer payment patterns. The Company writes off accounts receivable against the allowance for doubtful accounts when it is remote that collection will occur.

Union Contracts
Union Contracts: At December 31, 2013, the Company employed approximately 6,400 employees, of which approximately 4,700 are represented by labor unions under various contracts that expire between 2014 and 2017.  An agreement with the United Steelworkers, Local 169, which represents approximately 280 employees at the Company’s Mansfield Works, is scheduled to expire on March 31, 2014. An agreement with the International Association of Machinists and Aerospace Workers, Local 1943, which represents approximately 1,650 employees at the Company’s Middletown Works, is scheduled to expire on September 15, 2014.

Financial Instruments, Marketable Securities
Financial Instruments: Investments in debt securities are classified as held-to-maturity because the Company has the positive intent and ability to hold the securities to maturity.  Held-to-maturity securities are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts to maturity.  Investments in equity securities are classified as available-for-sale.  Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in other comprehensive income.  Realized gains and losses on sales of available-for-sale securities are computed based upon initial cost adjusted for any other than temporary declines in fair value.  The Company has no investments that are considered to be trading securities. Debt and equity securities are subject to a review for impairment when circumstances indicate that a loss in value is other than temporary.

Financial Instruments, Derivatives
The Company is a party to derivative instruments that are designated and qualify as hedges for accounting purposes.  The Company may also enter into derivative instruments to which it does not apply hedge accounting treatment.  The Company’s objective in using these instruments is to protect its earnings and cash flows from fluctuations in the fair value of selected commodities and currencies.

The Company’s income and cash flows may be affected by fluctuations in the price of certain commodities used in its production processes and in the selling price of certain commodity steel (hot roll carbon steel coils).  The Company has implemented raw material and energy surcharges for its spot market customers and some of its contract customers.  For certain commodities where such exposure exists, the Company may use cash-settled commodity price swaps, collars and purchase options, with a duration of up to three years, to hedge the price of a portion of its natural gas, iron ore, electricity, aluminum, zinc and nickel requirements or the selling price of hot roll carbon steel coils.  The Company may designate some of these instruments as cash flow hedges and the effective portion of the changes in their fair value and settlements are recorded in accumulated other comprehensive income.  Gains and losses are subsequently reclassified from accumulated other comprehensive income and recorded in cost of products sold or net sales in the same period as the earnings recognition of the associated underlying transaction.  Other instruments are marked to market and recorded in cost of products sold or net sales with the offset recorded as current assets or accrued liabilities.

In addition, the Company is subject to risks associated with exchange rate fluctuations on monies received from its European subsidiaries and other customers invoiced in European currencies.  In order to mitigate this risk, the Company has entered into a series of agreements for the forward sale of euros at fixed dollar rates.  The forward contracts are entered into with durations of up to eighteen months.  A typical contract is used as a cash flow hedge for the period from when an order is taken to when a sale is recognized, at which time it converts into a fair value hedge of a euro-denominated receivable.  The Company does not classify these derivatives as hedges for accounting purposes and the hedges are marked to market on a quarterly basis with the expense or income recognized in other income (expense).

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking various hedge transactions.  In this documentation, the Company specifically identifies the asset, liability, firm commitment or forecasted transaction that has been designated as a hedged item, and states how the hedging instrument is expected to hedge the risks related to that item.  The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis.  The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; when the derivative expires or is sold, terminated or exercised; when it is probable that the forecasted transaction will not occur; when a hedged firm commitment no longer meets the definition of a firm commitment; or when the Company determines that designation of the derivative as a hedge instrument is no longer appropriate.

Asbestos and Environmental Reserves
Asbestos and Environmental Accruals: The Company is, and has been for a number of years, in the process of remediating sites where hazardous material may have been released, including sites no longer owned by the Company.  In addition, a number of lawsuits alleging asbestos exposure have been filed and continue to be filed against the Company.  The Company has established accruals for estimated probable costs related to asbestos claim settlements and environmental investigation, monitoring and remediation.  If the accruals are not adequate to meet future claims, operating results and cash flows may be negatively affected.  The accruals do not consider the potential for insurance recoveries, for which the Company has partial insurance coverage for some future asbestos claims.  In addition, some existing insurance policies covering asbestos and environmental contingencies may serve to partially mitigate future covered expenditures.

New Accounting Pronouncements
New Accounting Pronouncements: No new accounting pronouncement issued or effective during the 2013 fiscal year has had or is expected to have a material effect on the Company’s consolidated financial statements.